AB Discovery Value Fund

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Industrials – 25.1%
Aerospace & Defense – 1.1%
Spirit AeroSystems Holdings, Inc. - Class A(a)	1,003,240	$28,692,664

Building Products – 1.9%
Builders FirstSource, Inc.(a)	260,020	50,750,704

Commercial Services & Supplies – 2.6%
ABM Industries, Inc.	536,312	22,155,049
MillerKnoll, Inc.	322,764	9,860,440
Stericycle, Inc.(a)	668,832	36,377,772

		68,393,261

Construction & Engineering – 5.5%
Dycom Industries, Inc.(a)	330,944	41,861,106
Fluor Corp.(a)	841,635	30,972,168
MasTec, Inc.(a)	544,222	41,066,992
WillScot Mobile Mini Holdings Corp.(a)	648,401	30,961,148

		144,861,414

Electrical Equipment – 2.3%
Regal Rexnord Corp.	239,898	41,140,108
Sensata Technologies Holding PLC	556,038	19,138,828

		60,278,936

Ground Transportation – 1.9%
ArcBest Corp.	238,303	34,043,966
Knight-Swift Transportation Holdings, Inc.	270,323	15,229,998

		49,273,964

Machinery – 4.0%
Gates Industrial Corp. PLC(a)	2,352,482	34,628,535
Middleby Corp. (The)(a)	254,513	38,726,698
Oshkosh Corp.	293,418	32,528,320

		105,883,553

Marine Transportation – 1.0%
Star Bulk Carriers Corp.	1,167,001	27,856,314

Passenger Airlines – 0.9%
Alaska Air Group, Inc.(a)	629,325	23,530,462

Professional Services – 2.7%
Korn Ferry	271,350	17,274,141
Robert Half, Inc.	374,189	30,084,796
WNS Holdings Ltd. (ADR)(a)	397,830	22,954,791

		70,313,728

Trading Companies & Distributors – 1.2%
Herc Holdings, Inc.	200,111	31,753,613

		661,588,613

Company	Shares	U.S. $ Value

Consumer Discretionary – 17.2%
Automobile Components – 1.8%
Adient PLC(a)	897,124	$30,448,389
Dana, Inc.	1,393,621	17,420,262

		47,868,651

Diversified Consumer Services – 1.1%
ADT, Inc.(b)	3,950,168	28,678,220

Hotels, Restaurants & Leisure – 1.6%
Dine Brands Global, Inc.	414,946	20,129,031
Papa John’s International, Inc.	323,497	23,256,199

		43,385,230

Household Durables – 2.5%
PulteGroup, Inc.	351,087	38,050,809
Taylor Morrison Home Corp.(a)	500,101	28,310,718

		66,361,527

Leisure Products – 1.3%
Brunswick Corp./DE	396,521	34,655,935

Specialty Retail – 4.2%
Bath & Body Works, Inc.	834,816	38,151,091
Dick’s Sporting Goods, Inc.	234,710	41,752,562
Williams-Sonoma, Inc.(b)	125,338	29,520,859

		109,424,512

Textiles, Apparel & Luxury Goods – 4.7%
PVH Corp.	335,786	45,891,872
Ralph Lauren Corp.	219,404	40,791,592
Tapestry, Inc.	754,898	35,880,302

		122,563,766

		452,937,841

Financials – 16.8%
Banks – 9.9%
BankUnited, Inc.	547,405	14,681,402
Comerica, Inc.	636,264	31,418,716
First BanCorp./Puerto Rico	2,103,293	35,713,915
First Citizens BancShares, Inc./NC - Class A	27,636	43,493,813
First Hawaiian, Inc.	1,473,357	30,881,563
Texas Capital Bancshares, Inc.(a)	440,665	25,845,002
Webster Financial Corp.	472,066	22,489,224
Wintrust Financial Corp.	338,160	32,581,716
Zions Bancorp NA	609,992	24,051,985

		261,157,336

Capital Markets – 3.5%
Cboe Global Markets, Inc.	204,090	39,185,280
Moelis & Co. - Class A(b)	398,372	21,528,023
Stifel Financial Corp.	400,552	30,385,875

		91,099,178

Company	Shares	U.S. $ Value

Insurance – 3.4%
American Financial Group, Inc./OH	210,007	$26,811,594
Everest Group Ltd.	68,250	25,176,060
Hanover Insurance Group, Inc. (The)	142,321	18,710,942
Kemper Corp.	347,150	19,902,109

		90,600,705

		442,857,219

Information Technology – 10.4%
Communications Equipment – 2.0%
Calix, Inc.(a)	779,596	27,184,513
Lumentum Holdings, Inc.(a) (b)	536,675	26,012,637

		53,197,150

Electronic Equipment, Instruments & Components – 1.9%
Avnet, Inc.	489,923	22,825,513
Belden, Inc.	321,583	27,392,440

		50,217,953

Semiconductors & Semiconductor Equipment – 3.3%
Amkor Technology, Inc.	990,400	30,722,208
FormFactor, Inc.(a)	632,669	27,223,747
Synaptics, Inc.(a)	291,410	29,170,141

		87,116,096

Software – 3.2%
ACI Worldwide, Inc.(a)	780,906	25,699,616
CommVault Systems, Inc.(a)	313,383	29,993,887
Gen Digital, Inc.	1,295,492	27,840,123

		83,533,626

		274,064,825

Real Estate – 7.1%
Diversified REITs – 0.7%
Broadstone Net Lease, Inc. - Class A	1,156,375	17,241,551

Hotel & Resort REITs – 1.1%
Ryman Hospitality Properties, Inc.	241,669	28,632,943

Industrial REITs – 2.1%
First Industrial Realty Trust, Inc.	443,886	23,525,958
STAG Industrial, Inc.	873,935	32,457,946

		55,983,904

Real Estate Management & Development – 1.5%
Jones Lang LaSalle, Inc.(a)	204,162	38,839,779

Residential REITs – 1.1%
Apartment Income REIT Corp.	973,673	29,521,766

Specialized REITs – 0.6%
CubeSmart	366,528	15,984,286

		186,204,229

Company	Shares	U.S. $ Value

Health Care – 6.2%
Health Care Equipment & Supplies – 2.9%
Avantor, Inc.(a)	1,176,830	$28,997,091
Envista Holdings Corp.(a)	1,019,050	21,043,383
Integra LifeSciences Holdings Corp.(a)	773,220	28,539,550

		78,580,024

Health Care Providers & Services – 2.2%
Acadia Healthcare Co., Inc.(a)	246,480	20,568,756
AMN Healthcare Services, Inc.(a)	386,855	21,768,331
Pediatrix Medical Group, Inc.(a)	1,699,994	15,554,945

		57,892,032

Life Sciences Tools & Services – 1.1%
Fortrea Holdings, Inc.(a)	757,609	28,440,642

		164,912,698

Energy – 5.1%
Energy Equipment & Services – 1.0%
ChampionX Corp.	879,490	27,316,959

Oil, Gas & Consumable Fuels – 4.1%
Cameco Corp.	819,810	33,226,900
HF Sinclair Corp.	357,298	19,830,039
International Seaways, Inc.	445,670	23,589,313
Magnolia Oil & Gas Corp. - Class A	1,385,668	31,426,950

		108,073,202

		135,390,161

Materials – 3.7%
Chemicals – 1.2%
Element Solutions, Inc.	1,398,330	32,860,755

Containers & Packaging – 1.1%
Berry Global Group, Inc.	490,000	28,522,900

Metals & Mining – 1.4%
ATI, Inc.(a)	731,139	35,957,416

		97,341,071

Consumer Staples – 2.7%
Food Products – 2.7%
Hain Celestial Group, Inc. (The)(a)	1,486,225	14,862,250
Lamb Weston Holdings, Inc.	255,080	26,071,727
Nomad Foods Ltd.	1,714,194	31,592,595

		72,526,572

Utilities – 2.6%
Electric Utilities – 1.8%
IDACORP, Inc.(b)	252,199	22,221,254
Portland General Electric Co.	648,791	26,061,934

		48,283,188

Company	Shares	U.S. $ Value

Multi-Utilities – 0.8%
CenterPoint Energy, Inc.	702,350	$19,314,625

		67,597,813

Communication Services – 2.4%
Media – 2.4%
Criteo SA (Sponsored ADR)(a)	833,669	26,969,192
Nexstar Media Group, Inc.	225,180	37,418,161

		64,387,353

Total Common Stocks (cost $2,201,822,048)		2,619,808,395

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $10,484,902)	10,484,902	10,484,902

Total Investments – 99.7% (cost $2,212,306,950)(f)		2,630,293,297
Other assets less liabilities – 0.3%		8,626,801

Net Assets – 100.0%		$2,638,920,098

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $574,348,239 and gross unrealized depreciation of investments was $(156,361,892), resulting in net unrealized appreciation of $417,986,347.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Discovery Value Fund

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,619,808,395	$—	$—	$2,619,808,395
Short-Term Investments	10,484,902	—	—	10,484,902

Total Investments in Securities	2,630,293,297	—	—	2,630,293,297
Other Financial Instruments(b)	—	—	—	—

Total	$2,630,293,297	$—	$—	$2,630,293,297

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$167,731	$157,246	$10,485	$191